Capital and funding	12 Months Ended
Dec. 31, 2022
Equity and liabilities [abstract]
Capital and funding
15. Capital and funding

Ordinary shares Ordinary shares are classified as equity. Incremental costs directly attributable to the issue of ordinary shares are recognised as a deduction from equity, net of any tax effects.
Share-based compensation The Group operates a number of share-based compensation plans involving awards of ordinary shares. Full details of these plans are given in note 4C on pages 167 and 168.
Unification reserve The Group recognised a separate Unification Reserve within Equity as a result of PLC Share Premium that arose from Unification.
Other reserves Other reserves include the fair value reserve, the foreign currency translation reserve, the capital redemption reserve and treasury shares.
Shares held by employee share trusts and group companies
An employee share trust and group companies purchase and hold shares to satisfy performance shares granted and other share awards (see note 4C). The assets and liabilities of the trust and shares held by the trust and group companies are included in the consolidated financial statements. The book value of shares held is deducted from other reserves, and the trust’s borrowings are included in the Group’s liabilities. The costs of the trust are included in the results of the Group. The shares held by the trust and group companies are excluded from the calculation of earnings per share.

Financial liabilities
Financial liabilities are initially recognised at fair value, less any directly related transaction costs. When bonds are designated as being part of a fair value hedge relationship, in those cases bonds are carried at amortised cost, adjusted for the fair value of the risk being hedged, with changes in value shown in the income statement. Put options are initially recognised at the present value of the expected gross obligation, with changes in value being recognised in the income statement. Other financial liabilities, which includes put options, are subsequently carried at amortised cost, with the exception of:
■financial liabilities which the Group has elected to measure at fair value through profit or loss;
■derivative financial liabilities – see note 16 on page 186; and
■contingent consideration recognised by an acquirer in a business combination to which IFRS 3 applies. Such contingent consideration is subsequently measured at fair value through profit or loss.

Lease liabilities
Lease liabilities are initially measured at the present value of the lease payments that are not yet paid at the start of the lease term. This is discounted using an appropriate borrowing rate determined by the Group, where none is readily available in the lease contract. The lease liability is subsequently reduced by cash payments and increased by interest costs. The lease liability is remeasured when the Group assesses that there will be a change in the amount expected to be paid during the lease term.

The Group’s Treasury activities are designed to:
■maintain a competitive balance sheet in line with at least A/A2 rating (see below);
■secure funding at lowest costs for the Group’s operations, M&A activity and external dividend payments (see below);
■protect the Group’s financial results and position from financial risks (see note 16);
■maintain market risks within acceptable parameters, while optimising returns (see note 16); and
■protect the Group’s financial investments, while maximising returns (see note 17).
The Treasury department provides central deposit-taking, funding and foreign exchange management services for the Group’s operations. The department is governed by standards and processes which are approved by Unilever Leadership Executive (ULE). In addition to guidelines and exposure limits, a system of authorities and extensive independent reporting covers all major areas of activity. Performance is monitored closely by senior management. Reviews are undertaken periodically by corporate audit.
Key instruments used by the Treasury department are:
■short-term and long-term borrowings;
■cash and cash equivalents; and
■plain vanilla derivatives, including interest rate swaps and foreign exchange contracts.
The Treasury department maintains a list of approved financial instruments. The use of any new instrument must be approved by the Chief Financial Officer. The use of leveraged instruments is not permitted.
Unilever considers the following components of its balance sheet to be managed capital:
■total equity – retained profit, other reserves, share capital, share premium, non-controlling interests (notes 15A and 15B);
■short-term debt – current financial liabilities (note 15C); and
■long-term debt – non-current financial liabilities (note 15C).
The Group manages its capital so as to safeguard its ability to continue as a going concern and to optimise returns to our shareholders through an appropriate balance of debt and equity. The capital structure of the Group is based on management’s judgement of the appropriate balance of key elements in order to meet its strategic and day-to-day needs. We consider the amount of capital in proportion to risk and manage the capital structure in light of changes in economic conditions and the risk characteristics of the underlying assets.
Our current long-term credit rating is A+/A1 and our short-term credit rating is A1/P1. We aim to maintain a competitive balance sheet which we consider to be the equivalent of a credit rating of at least A/A2 in the long term. This provides us with:
■appropriate access to the debt and equity markets;
■sufficient flexibility for acquisitions;
■sufficient resilience against economic and financial uncertainty while ensuring ample liquidity; and
■optimal weighted average cost of capital, given the above constraints.
Unilever monitors the qualitative and quantitative factors utilised by the rating agencies. This information is publicly available and is updated by the credit rating agencies on a regular basis.
15A. Share capital

	£ million	£ million
Unilever PLC	2022	2021
PLC ordinary shares of 3 1/9 p each(a)	81.8	81.8

Unilever Group	€ million	€ million
Euro equivalent in millions(b)	91	92
(a)At 31 December 2022, 2,629,243,772 (2021: 2,629,243,772) of PLC ordinary shares were in issue.
(b) The ordinary share capital of PLC is translated using the conversion rate as at the date of Unification of £1 = €1.121.
15B. Equity
Basis of consolidation
Unilever is the majority shareholder of all material subsidiaries and has control in all cases. Information in relation to significant subsidiaries is provided on page 204.
Subsidiaries with significant non-controlling interests
Unilever has one subsidiary company which has a material non-controlling interest, Hindustan Unilever Limited (HUL). Summary financial information in relation to HUL is shown below.

	€ million	€ million
HUL balance sheet as at 31 December	2022	2021
Non-current assets	6,354	6,616
Current assets	1,604	1,454
Current liabilities	(1,258)	(1,212)
Non-current liabilities	(1,152)	(1,231)
HUL comprehensive income for the year ended 31 December
Turnover	6,828	5,581
Profit after tax	1,190	977
Total comprehensive income	940	1,334

	€ million	€ million
HUL cash flow for the year ended 31 December	2022	2021
Net increase/(decrease) in cash and cash-equivalents	95	(176)

HUL non-controlling interest
1 January	(2,146)	(1,978)
Share of (profit)/loss for the year ended 31 December	(454)	(372)
Other comprehensive income	(3)	(3)
Dividend paid to the non-controlling interest	395	326
Currency translation	97	(131)
Other movements in equity	(4)	12
31 December	(2,115)	(2,146)

Analysis of other reserves

	€ million	€ million	€ million
	Total 2022	Total 2021	Total 2020
Fair value reserves – see following table	329	502	250
Currency retranslation of group companies – see following table	(5,803)	(6,043)	(7,068)
Capital redemption reserve	21	21	21
Book value of treasury shares – see following table	(282)	(388)	(483)
Repurchase of shares	(4,527)	(3,018)	–
Other(a)	(542)	(284)	(202)
	(10,804)	(9,210)	(7,482)
(a)Relates primarily to options to purchase non-controlling interest in subsidiaries.
Unilever acquired 34,217,605 of its own shares (2021: 62,976,145) through purchases on stock exchanges during the year.
At 31 December 2022, 2,727,097 shares were held by employee share ownership trust and 327,303 shares were held by other group companies in connection with share-based compensation plans. The shares held by the employee share trust are shown as a deduction from other reserves. The total number of treasury shares held in connection with share-based compensation plans at 31 December 2021 was 5,301,158 shares. (See note 4C on pages 167 and 168).
15B. Equity continued

	€ million	€ million
Treasury shares – movements during the year	2022	2021
1 January	(3,406)	(483)
Repurchase of shares	(1,509)	(3,018)
Other purchases and utilisations	106	95
31 December	(4,809)	(3,406)

	€ million	€ million
Currency retranslation reserves – movements during the year	2022	2021
1 January	(6,043)	(7,068)
Currency retranslation of group companies net assets and liabilities during the year	212	176
Movement in net investment hedges and exchange differences in net investments in foreign operations	28	849
31 December	(5,803)	(6,043)

	€ million	€ million
Fair value reserves – movements during the year	2022	2021
1 January	502	250
Movements in Other comprehensive income, net of tax
Gains/(losses) on equity instruments	45	147
Gains/(losses) on cash flow hedges	(92)	276
Hedging gains/(losses) transferred to non-financial assets	(126)	(171)
31 December	329	502
Refer to the consolidated statement of comprehensive income on page 150, the consolidated statement of changes in equity on page 151, and note 6C on page 171.
Remeasurement of defined benefit pension plans net of tax

	€ million	€ million
	2022	2021
1 January	803	(931)
Movement during the year	(473)	1,734
31 December	330	803
Refer to the consolidated statement of comprehensive income on page 150, the consolidated statement of changes in equity on page 151, note 4B from pages 162 to 167 and note 6C on page 171.
Currency retranslation gains/(losses) – movements during the year

	€ million	€ million
	2022	2021
1 January	(6,497)	(7,674)
Currency retranslation during the year:
Other reserves	240	1,025
Retained profit	487	3
Non-controlling interest	(113)	149
31 December	(5,883)	(6,497)
15C. Financial liabilities

	€ million	€ million	€ million	€ million	€ million	€ million
Financial liabilities(a)	Current 2022	Non-Current 2022	Total 2022	Current 2021	Non-Current 2021	Total 2021
Bank loans and overdrafts(b)	508	11	519	383	19	402
Bonds and other loans	4,723	21,789	26,512	6,313	21,308	27,621
Lease liabilities	340	1,068	1,408	365	1,284	1,649
Derivatives	102	529	631	85	99	184
Other financial liabilities(c)	102	316	418	106	171	277
	5,775	23,713	29,488	7,252	22,881	30,133
(a)For the purposes of this note and note 17A, financial assets and liabilities exclude trade and other current receivables and trade payables and other liabilities which are covered in notes 13 and 14 respectively.
(b)Bank loans and overdrafts include €4 million (2021: Nil) of secured liabilities.
(c)Includes options and financial liabilities to acquire non-controlling interests in Myanmar, the US, Italy and Hong Kong, refer to note 21.
Reconciliation of liabilities arising from financing activities

			Non-cash movement

Movements in 2022 and 2021	Opening balance at 1 January	Cash movement	Business acquisi- tions/ disposals	Foreign exchange changes	Fair value changes	Other movements(c)	Closing balance at 31 December
	€ million	€ million	€ million	€ million	€ million	€ million	€ million
2022
Bank loans and overdrafts(a)	(402)	(129)	–	29	–	(17)	(519)
Bonds and other loans(a)	(27,621)	1,343	–	(727)	490	3	(26,512)
Lease liabilities(b)	(1,649)	546	–	12	–	(317)	(1,408)
Derivatives	(184)	–	–	(2)	(448)	3	(631)
Other financial liabilities(a)	(277)	4	–	17	108	(270)	(418)
Total	(30,133)	1,764	–	(671)	150	(598)	(29,488)

2021
Bank loans and overdrafts(a)	(411)	(16)	(2)	–	–	27	(402)
Bonds and other loans(a)	(24,585)	(1,877)	–	(1,145)	37	(51)	(27,621)
Lease liabilities(b)	(1,771)	471	(5)	(65)	–	(279)	(1,649)
Derivatives	(315)	–	–	(3)	124	10	(184)
Other financial liabilities(a)	(223)	–	–	13	–	(67)	(277)
Total	(27,305)	(1,422)	(7)	(1,200)	161	(360)	(30,133)
(a)These cash movements are included within the following lines in the consolidated cash flow statement: net change in short-term borrowings, additional financial liabilities and repayment of financial liabilities. The difference of €9 million (2021: €39 million) represents cash movements in overdrafts that are not included in financing cash flows.
(b)Lease liabilities cash movement is included within capital element of lease payments in the consolidated cash flow statement. The difference of €28 million (2021: €7 million) represents gain or loss from termination and modification of lease contracts.
(c)Other movements includes financial liabilities of Nil (2021: €80 million), classified as held for sale, refer to note 22 for further details.
15C. Financial liabilities continued – Analysis of bonds and other loans

€ million	Total 2022	Total 2021
Unilever PLC
1.125% Notes 2022 (£)	–	417
1.375% Notes 2024 (£)	282	298
1.875% Notes 2029 (£)	281	296
1.500% Notes 2026 (£)	563	592
1.500% Notes 2039 (€)	646	647
2.125% Notes 2028 (£)(a)	300	–
Commercial Paper (£)	–	238
Total PLC	2,072	2,488
Other group companies
The Netherlands
1.625% Notes 2033 (€)	794	793
0.500% Notes 2022 (€)	–	750
1.375% Notes 2029 (€)	745	745
1.125% Bonds 2027 (€)	698	697
1.125% Bonds 2028 (€)	696	695
0.875% Notes 2025 (€)	649	648
0.500% Bonds 2025 (€)	648	646
1.375% Notes 2030 (€)	644	644
0.375% Notes 2023 (€)	600	600
1.000% Notes 2027 (€)	599	598
1.000% Notes 2023 (€)	500	499
0.500% Notes 2023 (€)	500	499
0.500% Notes 2024 (€)	498	497
1.250% Notes 2025 (€)	999	999
1.750% Notes 2030 (€)	995	995
1.250% Notes 2031 (€)(a)	539	–
2.250% Notes 2034 (€)(a)	735	–
0.750% Notes 2026 (€)(a)	458	–
1.750% Notes 2028 (€)	645	–
Commercial Paper (US $)	–	1,320
Switzerland
Other	81	27
United States
5.900% Bonds 2032 (US $)	932	875
2.900% Notes 2027 (US $)	930	873
2.200% Notes 2022 (US $)	–	750
3.500% Notes 2028 (US $)	742	697
2.000% Notes 2026 (US $)	651	612
3.125% Notes 2023 (US $)	516	484
3.000% Notes 2022 (US $)	–	441
3.250% Notes 2024 (US $)	468	440
3.100% Notes 2025 (US $)	467	439
2.600% Notes 2024 (US $)	468	439
3.500% Bonds 2028 (US $)	465	437
3.375% Notes 2025 (US $)	327	307
7.250% Bonds 2026 (US $)	276	259
6.625% Bonds 2028 (US $)	221	206
5.600% Bonds 2097 (US $)	86	80
2.125% Notes 2029 (US $)	790	743
2.600% Notes 2024 (US $)	473	448
1.375% Notes 2030 (US $)(a)	368	409
0.375% Notes 2023 (US $)	469	441
0.626% Notes 2024 (US $)	469	441
2.625% Notes 2051 (US $)	598	563
1.750% Notes 2031 (US $)(a)	644	727
Commercial Paper (US $)	2,057	2,370
Total other group companies	24,440	25,133
Total bonds and other loans	26,512	27,621
(a)Bonds includes €(537) million (2021: €(47)million) fair value adjustment following the fair value hedge accounting of fixed-for-floating interest rate swaps.
Information in relation to the derivatives used to hedge bonds and other loans within a fair value hedge relationship is shown in note 16.